Shareholders’ Equity - Schedule of Assumptions Used to Value the Warrants (Details) - Warrant [Member]	Jan. 02, 2024 $ / shares
Schedule of Assumptions Used to Value the Warrants [Line Items
Share price	$ 1.4
Exercise price	$ 2.9869
Interest rate	3.93%
Time to maturity	5 years
Volatility	59.00%